VALUED ADVISERS TRUST

SMI Bond Fund

SMI Conservative Allocation Fund

Supplement to the Prospectus dated February 29, 2016

Supplement dated October 27, 2016

Fund Policy on Market Timing

The following replaces the disclosure currently found in the prospectus under the heading “Frequent Purchases and Redemptions.”

Each Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Funds do not encourage frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Funds because the Board of Trustees of the Funds does not believe that market timing is a significant risk to the Funds given the type of securities held in each Fund. Accordingly, each Fund will permit frequent and short-term trading of shares of the Fund. The Funds may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Funds, the Funds cannot guarantee that such trading will not occur. Notwithstanding, the Funds reserve the right to refuse to allow any purchase by a prospective or current investor.

* * * * *

This Supplement and the Prospectus provide the information a prospective investor should know about the Funds. Investors should retain this supplement for future reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (877) 764-3863.

VALUED ADVISERS TRUST

Sound Mind Investing Fund

SMI 50/40/10 Fund

SMI Dynamic Allocation Fund

Supplement to the Prospectus dated February 29, 2016

Supplement dated October 27, 2016

Fund Policy on Market Timing

The following replaces the disclosure currently found in the prospectus under the heading “Frequent Purchases and Redemptions.”

Each Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Funds do not encourage frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Funds because the Board of Trustees of the Funds does not believe that market timing is a significant risk to the Funds given the type of securities held in each Fund. Accordingly, each Fund will permit frequent and short-term trading of shares of the Fund. The Funds may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Funds, the Funds cannot guarantee that such trading will not occur. Notwithstanding, the Funds reserve the right to refuse to allow any purchase by a prospective or current investor.

* * * * *

This Supplement and the Prospectus provide the information a prospective investor should know about the Funds. Investors should retain this supplement for future reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (877) 764-3863.

VALUED ADVISERS TRUST

Green Owl Intrinsic Value Fund

Supplement to the Prospectus dated February 29, 2016

Supplement dated October 27, 2016

Fund Policy on Market Timing

The following replaces the disclosure currently found in the prospectus under the heading “Fund Policy on Market Timing.”

The Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Fund does not encourage frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Fund because the Board of Trustees of the Fund does not believe that market timing is a significant risk to the Fund given the type of securities held in the Fund. Accordingly, the Fund will permit frequent and short-term trading of shares of the Fund. The Fund may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Fund, the Fund cannot guarantee that such trading will not occur. Notwithstanding, the Fund reserves the right to refuse to allow any purchase by a prospective or current investor.

* * * * *

This Supplement and the Prospectus provide the information a prospective investor should know about the Fund. Investors should retain this supplement for future reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (888) 695-3729.

VALUED ADVISERS TRUST

Granite Value Fund

Supplement to the Prospectus dated February 29, 2016

Supplement dated October 27, 2016

Fund Policy on Market Timing

The following replaces the disclosure currently found in the prospectus under the heading “Fund Policy on Market Timing.”

The Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Fund does not encourage frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Fund because the Board of Trustees of the Fund does not believe that market timing is a significant risk to the Fund given the type of securities held in the Fund. Accordingly, the Fund will permit frequent and short-term trading of shares of the Fund. The Fund may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Fund, the Fund cannot guarantee that such trading will not occur. Notwithstanding, the Fund reserves the right to refuse to allow any purchase by a prospective or current investor.

* * * * *

This Supplement and the Prospectus provide the information a prospective investor should know about the Fund. Investors should retain this supplement for future reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (888) 442-9893.

VALUED ADVISERS TRUST

Golub Group Equity Fund

Supplement to the Prospectus dated May 31, 2016

Supplement dated October 27, 2016

Fund Policy on Market Timing

The following replaces the disclosure currently found in the prospectus under the heading “Fund Policy on Market Timing.”

The Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Fund does not encourage frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Fund because the Board of Trustees of the Fund does not believe that market timing is a significant risk to the Fund given the type of securities held in the Fund. Accordingly, the Fund will permit frequent and short-term trading of shares of the Fund. The Fund may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Fund, the Fund cannot guarantee that such trading will not occur. Notwithstanding, the Fund reserves the right to refuse to allow any purchase by a prospective or current investor.

* * * * *

This Supplement and the Prospectus provide the information a prospective investor should know about the Fund. Investors should retain this supplement for future reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (866) 954-6682.

VALUED ADVISERS TRUST

Dana Large Cap Equity Fund

Dana Small Cap Equity Fund

Supplement to the Prospectus dated February 29, 2016

Supplement dated October 27, 2016

Fund Policy on Market Timing

The following replaces the disclosure currently found in the prospectus under the heading “Fund Policy on Market Timing.”

Each Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Funds do not encourage frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Funds because the Board of Trustees of the Funds does not believe that market timing is a significant risk to the Funds given the type of securities held in each Fund. Accordingly, each Fund will permit frequent and short-term trading of shares of the Fund. The Funds may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Funds, the Funds cannot guarantee that such trading will not occur. Notwithstanding, the Funds reserve the right to refuse to allow any purchase by a prospective or current investor.

* * * * *

This Supplement and the Prospectus provide the information a prospective investor should know about the Funds. Investors should retain this supplement for future reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (855) 280-9648.